Non-controlling interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Balance at the beginning of the period	$ 237,506	$ 227,200	$ 223,188
Non-controlling interests arising on business combination		1,922	831
Non-controlling interests derecognized on disposal	(23,181)
Loss for the year	(12,176)	(11,569)	(9,959)
Other comprehensive income	(43,379)	19,953	13,140
Balance at the end of the period	158,770	237,506	$ 227,200
I-Systems Solues de Infraestrutura S.A.
Disclosure of subsidiaries [line items]
Balance at the beginning of the period	216,770
Balance at the end of the period	$ 159,704	$ 216,770